Related Party Transactions (Narrative) (Details) (USD $) In Millions, unless otherwise specified	7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended				0 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended			12 Months Ended	7 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jan. 18, 2012	Dec. 31, 2010 ETE	Dec. 31, 2012 ETE	Dec. 31, 2011 ETE	Dec. 31, 2012 ETP	Dec. 31, 2011 ETP	Sep. 01, 2011 MEP	Aug. 30, 2011 MEP	May 25, 2010 HPC	Dec. 31, 2010 HPC	Dec. 31, 2012 HPC	Dec. 31, 2011 HPC	Apr. 30, 2010 HPC	Dec. 31, 2012 May Twenty Six Service Agreement ETE	Dec. 31, 2012 Management Fee [Member]	Dec. 31, 2012 Royalty Fee [Member]
Annual Fees To Affiliates																$ 10
Reimbursement of all direct and indirect expenses				6	17	17
Cash distributions received				28	62	57
Proceeds Received That Represents The Portion Of The Common Unit Distribution For The Period Of Time That The Units Were Not Outstanding	7
Partner contributions				21
General partners interest in initial distribution		2.00%
Addtional ownership in affiliate acquired										0.10%					6.99%
Purchase of additional general partner interest in unconsolidated affiliates									1
Sale of compression equipment							1	8
Purchase of comrpession equipment							29	33
Related Party Transaction, Expenses from Transactions with Related Party																	21	1
General and administrative, including related party											$ 7	$ 10	$ 20	$ 17
Investment by third party percentage ownership			5.00%